Fair Value Measurements (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Financial Assets
Cash and restricted cash	$ 7,664	$ 10,528
Cash and restricted cash at Fair Value		10,528
Financing Receivable, Net	29,286	20,179	6,500
Finance receivables at Fair Value	29,324	20,218
Marketable investments	3,119	3,000
Marketable investments at Fair Value	3,119	3,000
Other assets	204	265
Other assets at Fair value	204	265
Financial Liabilities
Warrant liability	292	288
Warrant liability at Fair value	292	288
Tribute Warrant [Member]
Financial Assets
Other assets	204
Other assets at Fair value		265
Fair Value, Inputs, Level 1 [Member]
Financial Assets
Cash and restricted cash at Fair Value		10,528
Fair Value, Inputs, Level 2 [Member]
Financial Assets
Marketable investments at Fair Value	3,119	3,000
Fair Value, Inputs, Level 3 [Member]
Financial Assets
Finance receivables at Fair Value	29,324	20,218
Other assets at Fair value	204	265
Financial Liabilities
Warrant liability at Fair value	292	288
Fair Value, Inputs, Level 3 [Member] | Tribute Warrant [Member]
Financial Assets
Other assets at Fair value	$ 204	$ 265